BALANCE SHEET ACCOUNT DETAILS - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 25,167		$ 10,087
Less accumulated depreciation and amortization	(5,188)		(3,292)
Total property and equipment, net	19,979	$ 19,907	6,795
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	16,085		1,320
Lab and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	8,126		5,597
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	641		182
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 315		$ 2,988